UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2016

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%
ASSET-BACKED SECURITIES — 1.1%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$499,808
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%	04/17/26	250	251,286
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195%	04/18/26	750	741,740
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360%	04/15/26	500	494,286

TOTAL ASSET-BACKED SECURITIES (cost $1,981,333)				1,987,120

BANK LOANS(a) — 94.4%
Aerospace & Defense — 1.8%
B/E Aerospace, Inc.	4.000%	12/16/21	374	377,523
CPI International, Inc.	4.250%	11/17/17	347	345,201
Doncasters PLC	4.500%	04/09/20	477	477,466
LM US Member LLC/LM US Corp. Acquisition	8.250%	01/25/21	250	250,937
Sequa Corp.	5.250%	06/19/17	375	331,172
Transdigm, Inc.	3.500%	05/13/22	525	521,391
Transdigm, Inc.	3.750%	06/04/21	500	498,984
Wyle Services Corp.	5.000%	05/23/21	354	354,498

				3,157,172

Airlines — 1.3%
American Airlines, Inc.	3.500%	06/30/20	1,000	998,750
American Airlines, Inc.	3.750%	10/10/21	1,000	1,002,500
United Airlines, Inc.	3.500%	04/01/19	319	318,341

				2,319,591

Automotive — 2.0%
American Tire Distributors, Inc.	5.250%	09/01/21	250	252,292
BBB Industries LLC	6.000%	11/03/21	250	251,562
Chrysler Group LLC	3.250%	12/31/18	743	742,810
Cooper Standard Automotive, Inc.	4.000%	04/04/21	372	372,653
Federal-Mogul Holdings Corp.	4.750%	04/15/21	699	695,756
Gates Global LLC	4.250%	07/06/21	398	395,823
Horizon Global Corp.	7.000%	06/30/21	350	345,187
Tower Auto Holdings USA LLC	4.000%	04/23/20	350	350,797

				3,406,880

Brokerage — 0.9%
BATS Global Markets, Inc.	5.750%	01/31/20	831	830,917
VFH Parent LLC	5.250%	11/08/19	720	720,825

				1,551,742

Building Materials & Construction — 2.3%
Apex Tool Group LLC	4.500%	01/31/20	740	725,200
CHI Overhead Doors, Inc.	5.500%	03/18/19	171	171,331
Continental Building Products LLC	4.000%	08/28/20	412	411,261
Headwaters, Inc.	4.500%	03/24/22	500	501,563
Ply Gem Industries, Inc.	4.000%	02/01/21	198	197,406
PriSo Acquisition Corp.	4.500%	05/09/22	500	498,750
Quikrete Co., Inc.	4.000%	09/28/20	591	591,063
Quikrete Co., Inc.	7.000%	03/26/21	111	111,355

Summit Materials LLC	5.000%	01/30/19	267	267,479
Wilsonart LLC	4.000%	10/31/19	490	488,549

				3,963,957

Cable — 2.0%
GCI Holdings, Inc.	4.750%	02/02/22	250	251,875
Intelsat Jackson Holdings SA (Luxembourg)	3.750%	06/30/19	1,250	1,245,000
Numericable US LLC	4.500%	05/21/20	399	400,269
UPC Financing Partnership	3.250%	06/30/21	750	746,652
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/30/23	375	373,500
WideOpenWest Finance LLC	4.500%	04/01/19	448	447,836

				3,465,132

Capital Goods — 9.0%
4L Technologies, Inc.	5.500%	05/08/20	547	540,409
ADS Waste Holdings, Inc.	3.750%	10/09/19	1,062	1,057,383
Allflex Holdings III, Inc.	4.250%	07/17/20	739	740,751
Alstom SA	5.500%	08/27/21	124	121,887
Alstom SA	5.500%	08/29/21	124	121,887
Brand Energy & Infrastructure Services, Inc.	4.750%	11/26/20	725	720,696
CPM Acquisition Corp.	6.000%	04/11/22	550	550,000
Crosby US Acquisition Corp.	3.750%	11/23/20	375	354,844
Doosan Infracore International, Inc.	4.500%	05/28/21	435	436,258
Douglas Dynamics LLC	5.250%	12/31/21	324	325,403
Dynacast International LLC	5.250%	01/28/22	375	377,812
Filtration Group, Inc.	4.500%	11/23/20	400	401,500
Gardner Denver, Inc.	4.250%	07/30/20	566	552,428
Hillman Group, Inc. (The)	4.500%	06/30/21	500	503,125
Husky Injection Molding Systems Ltd.	4.250%	06/30/21	395	395,550
IBC Capital US LLC	4.750%	09/09/21	275	275,172
Infiltrator Systems Integrated LLC	5.250%	05/31/22	525	526,176
Milacron LLC	4.500%	09/28/20	400	401,250
Mirror Bidco Corp.	4.250%	12/27/19	396	395,624
Mueller Water Products, Inc.	4.000%	11/25/21	500	502,745
MX Holdings US, Inc.	4.250%	08/16/20	369	369,403
Neff Rental LLC	7.250%	06/09/21	267	263,943
North American Lifting Holdings, Inc.	5.500%	11/27/20	500	485,000
Onex Wizard Acquisition Co. I SARL (Luxembourg)	4.250%	03/11/22	650	653,047
Pelican Products, Inc.	5.250%	04/11/20	375	373,359
Penn Engineering & Manufacturing Corp.	4.500%	08/30/21	398	398,995
Pro Mach, Inc.	5.500%	10/22/21	399	399,873
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20	739	737,673
Silver II Borrower SCA (Luxembourg)	4.000%	12/13/19	458	443,813
STS Operating, Inc.	4.750%	02/12/21	371	369,394
Synagro Infrastructure Co., Inc.	6.250%	08/22/20	168	162,451
Tank Holding Corp.	5.253%	03/16/22	702	703,280
Unifrax I LLC	4.250%	11/28/18	378	376,730
WASH Multifamily Laundry Systems LLC	4.250%	05/31/22	375	375,938

				15,413,799

Chemicals — 6.2%
A. Schulman, Inc.	4.000%	06/30/22	500	502,500
Axalta Coating Systems US Holding	3.750%	02/01/20	1,204	1,203,764
AZ Chem US, Inc.	4.500%	06/11/21	337	337,462
Chemours Co. LLC (The)	3.750%	05/12/22	475	475,396
Citadel Plastics Holdings, Inc.	5.250%	11/05/20	374	373,127
Colouroz Investment 2 LLC	4.750%	09/07/21	748	747,032
Colouroz Investment 2 LLC	8.250%	09/05/22	200	197,500
Emerald Performance Materials LLC	7.750%	08/01/22	300	297,937
Kronos Worldwide, Inc.	4.000%	02/18/20	396	396,792

MacDermid, Inc.	4.500%	06/07/20	246	246,546
Nexeo Solutions LLC	5.000%	09/08/17	288	284,400
Nusil Technology LLC	5.250%	04/07/17	498	495,056
Oxea Finance LLC	4.250%	01/15/20	493	476,494
Phillips-Medisize Corp.	4.750%	06/16/21	372	371,490
Polymer Group, Inc.	5.250%	12/19/19	797	799,548
Royal Adhesives & Sealants LLC	5.500%	07/31/18	290	290,275
Solenis International LP	4.250%	07/31/21	498	497,034
Solenis International LP	7.750%	07/31/22	200	193,400
Sonneborn, Inc.	5.500%	12/10/20	349	350,871
Tata Chemicals NA, Inc.	3.750%	08/07/20	737	735,033
Trinseo Materials Operating SCA	4.250%	11/05/21	475	475,989
Tronox Pigments Netherlands BV	4.250%	03/19/20	531	532,061
Univar, Inc.	5.000%	06/30/17	299	298,846

				10,578,553

Consumer — 5.5%
Acosta, Inc.	4.250%	09/26/21	498	498,921
Advantage Sales & Marketing, Inc.	4.250%	07/23/21	650	649,323
Advantage Sales & Marketing, Inc.	7.500%	07/25/22	250	251,875
Bombardier Recreational Products, Inc.	3.900%	01/30/19	627	626,439
Bright Horizons Family Solutions, Inc.	4.501%	01/30/20	274	275,684
Cole Haan, Inc.	5.000%	02/01/20	494	479,649
Energizer SpinCo, Inc.	3.250%	07/01/22	500	501,875
Fitness International LLC	5.500%	07/01/20	248	242,542
Hoffmaster Group, Inc.	5.250%	05/11/20	248	249,159
Huish Detergents, Inc.	5.500%	03/23/20	735	720,012
Libbey Glass, Inc.	3.750%	04/09/21	347	347,158
MPG Holdco I, Inc.	3.750%	10/20/21	495	495,525
NBTY, Inc.	3.500%	10/01/17	300	297,750
NVA Holdings, Inc.	4.750%	08/16/21	248	248,335
NVA Holdings, Inc.	8.000%	08/14/22	250	250,625
Prestige Brands, Inc.	3.500%	09/03/21	451	452,611
SeaWorld Parks & Entertainment, Inc.	3.000%	05/14/20	500	484,875
ServiceMaster Co.	4.250%	07/01/21	572	573,249
Spin Holdco, Inc.	4.250%	11/14/19	322	321,432
SRAM Corp.	4.031%	04/10/20	500	498,958
Tempur-Pedic International, Inc.	3.500%	03/18/20	333	334,008
TMK Hawk Parent Corp.	5.250%	10/01/21	348	349,121
Water Pik, Inc.	5.750%	07/08/20	235	234,175

				9,383,301

Electric — 2.6%
Astoria Energy LLC	5.000%	12/24/21	540	546,792
Calpine Construction Finance Co. LP	3.250%	01/31/22	500	493,625
Calpine Corp	3.500%	05/28/22	625	623,549
Calpine Corp.	4.000%	10/09/19	500	500,416
FREIF NAP I Holdings III LLC	4.750%	03/31/22	500	503,125
Intergen NV	5.500%	06/15/20	516	496,470
NRG Energy, Inc.	2.750%	07/01/18	500	496,944
Star West Generation LLC	4.250%	03/13/20	463	463,913
TPF Generation Holdings LLC	4.750%	12/31/17	419	402,927

				4,527,761

Energy - Other — 3.8%
American Energy Marcellus LLC	5.250%	08/04/20	500	391,250
American Energy Marcellus LLC	8.500%	08/04/21	300	199,125

Citgo Holdings, Inc.	9.500%	05/12/18	249	252,388
Citgo Petroleum Corp.	4.500%	07/29/21	249	248,983
CJ Holding Co.	6.500%	03/24/20	550	517,000
Drillships Financing Holding, Inc.	5.500%	07/26/21	174	156,644
Drillships Financing Holding, Inc.	6.000%	03/31/21	370	317,870
Energy Transfer Equity LP	4.000%	12/02/19	1,162	1,162,006
Fieldwood Energy LLC	8.375%	09/30/20	500	411,667
Floatel Delaware LLC	6.000%	06/29/20	371	297,116
FTS International, Inc.	5.750%	04/16/21	251	209,039
Hi-Crush Partners LP	4.750%	04/28/21	375	363,516
Pacific Drilling SA (Luxembourg)	4.500%	06/01/18	516	445,748
Seadrill Operating LP (United Kingdom)	4.000%	02/19/21	494	404,669
Southcross Holdings Borrower LP	6.000%	08/04/21	250	241,250
Targa Resources Partners LP	5.750%	02/27/22	491	494,685
Western Refining, Inc.	4.250%	11/12/20	375	375,117

				6,488,073

Foods — 4.5%
Albertsons Holdings LLC	5.000%	08/23/19	400	401,222
Albertsons Holdings LLC	5.500%	08/25/21	550	553,062
B.C. Unlimited Liability Co.	4.500%	12/10/21	1,419	1,428,864
Dole Food Co., Inc.	4.500%	11/01/18	500	502,188
GFA Brands, Inc./UHF Acquisition Corp.	4.500%	07/09/20	242	242,630
GOBP Holdings, Inc.	4.750%	10/21/21	375	375,938
Mill US Acquisition LLC	5.000%	07/03/20	420	419,944
New Albertsons, Inc.	4.750%	06/27/21	249	249,310
Packers Holdings LLC	5.000%	12/02/21	274	275,684
Post Holdings, Inc.	3.750%	06/02/21	1,000	997,813
Roundy’s Supermarkets, Inc.	5.750%	03/03/21	653	632,320
Shearer’s Foods LLC	4.500%	06/30/21	500	500,625
Supervalu, Inc.	4.500%	03/21/19	775	777,034
Viskase Cos., Inc.	4.250%	01/30/21	395	388,123

				7,744,757

Gaming — 2.8%
Boyd Gaming Corp.	4.000%	08/14/20	462	463,345
Caesars Entertainment Resort Properties LLC	7.000%	10/11/20	494	474,309
CCM Merger, Inc.	4.500%	08/06/21	426	428,045
CityCenter Holdings LLC	4.250%	10/16/20	887	888,797
Golden Nugget, Inc.	5.500%	11/21/19	733	739,723
MGM Resorts International	3.500%	12/20/19	375	374,531
Scientific Games International, Inc.	6.000%	10/01/21	773	775,672
Station Casinos LLC	4.250%	03/02/20	273	274,105
Yonkers Racing Corp.	4.250%	08/20/19	378	371,003

				4,789,530

Health Care & Pharmaceutical — 10.6%
Air Medical Group Holdings, Inc.	4.500%	04/28/22	500	498,215
Alliance HealthCare Services, Inc.	4.250%	06/03/19	729	724,977
Amneal Pharmaceuticals LLC	5.001%	11/01/19	344	345,033
ATI Holdings LLC	5.250%	12/20/19	373	374,334
Biomet, Inc.	3.778%	07/25/17	2,000	1,998,222
Boston Luxembourg III SARL	3.284%	08/28/19	247	247,338
Capella Healthcare, Inc.	5.250%	12/31/21	499	499,997
Carecore National LLC	5.500%	03/05/21	371	373,356
Catalent Pharma Solutions, Inc.	4.250%	05/20/21	665	667,192
CCS Intermediate Holdings LLC	5.000%	07/23/21	224	222,616
CHS/Community Health Systems, Inc.	3.750%	12/31/19	259	259,122
CHS/Community Health Systems, Inc.	4.000%	01/27/21	1,077	1,079,299
Concordia Healthcare Corp. (Canada)	4.750%	04/21/22	375	376,875

Curo Health Services Holdings, Inc.	6.500%	02/07/22	350	350,875
FHC Health Systems, Inc.	5.000%	12/23/21	500	500,416
Genoa, a QoL Healthcare Co.	4.500%	04/29/22	375	375,000
Horizon Pharma, Inc.	4.500%	05/07/21	375	376,641
IASIS Healthcare Corp.	4.500%	05/03/18	485	486,420
IMS Health, Inc.	3.500%	03/17/21	718	715,956
MJ Acquisition Corp.	4.000%	05/31/22	575	576,437
MPH Acquisition Holdings LLC	3.750%	03/31/21	660	658,695
Opal Acquisition, Inc.	5.000%	11/27/20	250	249,598
Ortho Clinical Diagnostics	4.750%	06/30/21	744	733,829
Par Pharmaceutical Cos., Inc.	4.000%	09/30/19	760	759,388
Patheon Pharmaceuticals, Inc.	4.250%	03/11/21	496	494,478
PharMEDium Healthcare Corp.	4.250%	01/28/21	534	532,332
PRA Holdings, Inc.	4.500%	09/23/20	501	502,449
RadNet Management, Inc.	4.250%	10/10/18	250	250,000
RadNet Management, Inc.	8.000%	03/25/21	225	222,469
RPI Finance Trust	3.500%	11/09/20	500	500,625
Sterigenics-Nordion Holdings LLC	4.250%	05/16/22	375	375,938
Surgery Center Holdings, Inc.	5.250%	11/03/20	274	274,998
Valeant Pharmaceuticals International, Inc.	3.500%	08/05/20	1,096	1,095,150
Valeant Pharmaceuticals International, Inc.	4.000%	04/01/22	500	501,193

				18,199,463

Insurance — 2.3%
AmWINS Group, Inc.	5.250%	09/06/19	344	346,348
AmWINS Group, Inc.	9.500%	09/04/20	250	252,187
Asurion LLC	5.000%	05/24/19	863	866,255
CCC Information Services, Inc.	4.000%	12/20/19	318	317,887
HUB International Ltd.	4.750%	10/02/20	940	936,012
Hyperion Insurance Group Ltd.	5.500%	04/30/22	400	402,500
Sedgwick Claims Management Services, Inc.	3.750%	03/01/21	644	635,456
Sedgwick Claims Management Services, Inc.	6.750%	02/28/22	250	246,042

				4,002,687

Lodging — 0.2%
Playa Resorts Holding BV (Netherlands)	4.000%	08/09/19	443	442,419

Media & Entertainment — 4.7%
ClubCorp Club Operations, Inc.	4.500%	07/24/20	300	300,500
Getty Images, Inc.	4.750%	10/18/19	489	400,266
Hubbard Radio LLC	4.250%	05/27/22	375	374,531
Ion Media Networks, Inc.	4.750%	12/18/20	249	249,687
Learfield Communications, Inc.	4.500%	10/09/20	494	494,386
Lions Gate Entertainment Corp.	5.000%	03/17/22	300	301,875
Media Gen, Inc.	4.250%	07/31/20	533	535,520
Mood Media Corp. (Canada)	7.000%	05/01/19	350	337,750
NEP Broadcasting LLC	9.500%	07/22/20	257	256,500
NEP/NCP Holdco, Inc.	4.250%	01/22/20	740	733,214
Regal Cinemas Corp.	3.750%	04/01/22	500	501,662
Sinclair Television Group, Inc.	3.500%	07/30/21	500	500,000
SuperMedia, Inc.	12.000%	12/30/16	389	266,576
Tribune Co.	4.000%	12/27/20	500	500,250
Tribune Publishing Co.	5.750%	08/04/21	195	194,513
TWCC Holding Corp.	3.500%	02/13/17	500	498,875
TWCC Holding Corp.	5.750%	02/28/20	250	249,687
TWCC Holding Corp.	7.000%	06/26/20	250	229,063
Univision Communications, Inc.	4.000%	03/01/20	1,133	1,130,450

				8,055,305

Metals & Mining — 2.0%
Alpha Natural Resources, Inc.	3.500%	05/22/20	241	161,449
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750%	06/30/19	747	675,930
Murray Energy Corp.	7.500%	04/16/20	750	728,250
Novelis, Inc.	4.000%	06/30/22	750	749,063
Peabody Energy Corp.	4.250%	09/24/20	743	662,416
Phoenix Services International LLC	6.000%	06/30/17	248	247,424
Westmoreland Coal Co.	7.500%	12/16/20	224	223,876

				3,448,408

Non-Captive Finance — 0.3%
Flying Fortress, Inc.	3.500%	04/30/20	500	500,781

Other Industry — 4.7%
Alix Partners LLP	4.000%	07/10/20	493	492,168
Alliance Laundry Holdings LLC	9.500%	12/10/19	205	206,080
Allied Security Holdings LLC	4.250%	02/12/21	366	365,764
Allied Security Holdings LLC	8.000%	08/13/21	432	432,766
Altisource Solutions SARL (Luxembourg)	4.500%	12/09/20	343	307,022
AVSC Holding Corp.	4.500%	01/25/21	622	623,417
Brickman Group Holdings, Inc.	4.000%	12/18/20	770	768,606
Guggenheim Partners Investment Management	4.250%	07/22/20	369	371,376
Laureate Education, Inc.	5.000%	06/18/18	594	566,340
Merrill Communications LLC	6.250%	06/30/22	550	541,750
Minerals Technologies, Inc.	4.000%	05/07/21	448	448,701
National Financial Partners Corp.	4.500%	07/01/20	371	371,194
Onsite Rental Group Operation Pty. Ltd.	5.500%	07/30/21	224	221,077
Power Buyer LLC	4.250%	05/06/20	16	16,342
Power Buyer LLC	4.250%	05/06/20	306	304,520
RCS Capital Corp.	6.500%	04/29/19	361	353,944
SAM Finance Lux SARL (Luxembourg)	4.250%	12/17/20	494	493,394
SNL Financial LC	4.500%	10/23/18	355	355,064
TMFS Holdings LLC	5.500%	07/30/21	249	247,506
University Support Services LLC	5.750%	08/06/21	149	150,072
USIC Holdings, Inc.	4.000%	07/10/20	368	367,056

				8,004,159

Packaging — 2.1%
Ardagh Holdings USA, Inc. (Luxembourg)	4.000%	12/17/19	495	495,495
Berlin Packaging LLC	4.500%	10/01/21	498	497,914
Bway Holding Co.	5.500%	08/14/20	571	573,541
Charter NEX US Holdings, Inc.	5.250%	02/07/22	375	377,100
Exopack Holdings SA (Luxembourg)	5.250%	05/08/19	199	199,855
Hilex Poly Co. LLC	6.000%	12/06/21	374	377,219
Hilex Poly Co. LLC	9.750%	06/06/22	250	250,313
Signode Industrial Group US, Inc.	3.750%	05/01/21	301	300,824
Tekni-Plex, Inc.	4.500%	06/30/22	500	500,208

				3,572,469

Paper — 0.4%
Appvion, Inc.	5.750%	06/28/19	270	251,387
Caraustar Industries, Inc.	8.000%	05/01/19	450	454,500

				705,887

Real Estate — 0.3%
Starwood Property Trust, Inc.	3.500%	04/17/20	492	489,807

Restaurants — 0.4%
CEC Entertainment, Inc.	4.000%	02/12/21	718	709,975

Retailers — 5.7%
Academy Ltd.	4.500%	08/03/18	497	498,900
At Home Holding III, Inc.	5.000%	06/03/22	500	497,500
Bass Pro Group LLC	3.750%	11/20/19	240	240,400
Bass Pro Group LLC	4.000%	06/30/20	508	506,409
Bauer Performance Sports Ltd.	4.000%	04/15/21	529	528,266
Burlington Coat Factory Warehouse Corp.	4.250%	08/13/21	256	256,745
Dollar Tree, Inc.	4.250%	03/09/22	500	504,294
EyeMart Express LLC	5.000%	12/18/21	499	501,867
JC Penney Corp., Inc.	5.000%	06/20/19	375	373,688
Lands’ End, Inc.	4.250%	04/05/21	372	365,853
Leslie’s Poolmart, Inc.	4.250%	10/16/19	364	364,617
Men’s Warehouse, Inc. (The)	2.021%	06/18/21	300	303,000
Michaels Stores, Inc.	4.000%	01/28/20	496	497,973
Neiman Marcus Group Ltd. LLC	4.250%	10/25/20	866	866,276
PetSmart, Inc.	4.250%	03/11/22	500	501,597
Rite Aid Corp.	5.750%	08/21/20	375	378,164
Sears Roebuck Acceptance Corp.	5.500%	06/30/18	743	734,889
Staples, Inc.	3.500%	02/28/22	500	500,437
Vestcom International, Inc.	5.250%	09/30/21	491	490,637
Vision Holding Corp.	4.000%	03/12/21	625	618,750
Wand Intermediate I LP	4.750%	09/17/21	224	225,554

				9,755,816

Technology — 12.2%
ACTIVE Network, Inc.	5.500%	11/13/20	247	245,847
Applied Systems, Inc.	7.500%	01/24/22	147	147,548
Avago Technologies Ltd.	3.750%	05/06/21	750	751,193
Avaya, Inc.	4.779%	10/26/17	431	429,208
Avaya, Inc.	6.500%	03/30/18	129	128,641
Blue Coat Holdings, Inc.	4.500%	05/22/22	625	625,261
BMC Software Finance, Inc.	5.000%	09/10/20	929	911,863
Ceridian Corp.	4.500%	09/15/20	246	245,034
CommScope, Inc.	3.750%	12/31/22	375	374,062
CompuCom Systems, Inc.	4.250%	05/11/20	281	262,492
Compuware Corp.	6.250%	12/15/19	370	363,986
Dell, Inc.	4.500%	04/29/20	1,000	1,000,625
Deltek, Inc.	4.500%	10/10/18	365	366,060
Entegris, Inc.	3.500%	04/30/21	430	428,996
Evergreen Skills SARL (Luxembourg)	5.750%	04/28/21	496	488,496
Evergreen Skills SARL (Luxembourg)	9.250%	04/28/22	200	189,500
Evertec Group LLC	3.500%	04/17/20	270	267,486
First Data Corp.	3.775%	09/24/18	1,375	1,373,712
Freescale Semiconductor, Inc.	4.250%	02/28/20	732	733,817
Freescale Semiconductor, Inc.	5.000%	01/15/21	493	495,715
Go Daddy Operating Co. LLC	4.250%	05/13/21	372	373,234
Hyland Software, Inc.	4.750%	02/19/21	245	245,638
Interactive Data Corp.	4.750%	05/03/21	447	448,825
IPC Systems, Inc.	5.500%	08/06/21	650	645,125
Kronos, Inc.	4.500%	10/30/19	487	489,027
Kronos, Inc.	9.750%	04/30/20	449	462,601
Lattice Semiconductor Corp.	5.250%	03/10/21	375	376,875
Lawson Software, Inc.	3.750%	06/03/20	500	497,812
MA FinanceCo. LLC	4.500%	11/20/19	350	349,563
Natel Engineering Co., Inc.	6.750%	04/10/20	500	502,500
NXP BV (Netherlands)	3.250%	01/10/20	2,000	1,993,500
Presidio Holdings Ltd.	5.250%	02/02/22	340	339,783

RBS WorldPay, Inc.	4.623%	11/29/19	968	970,512
Shaw Data Centre LP	4.500%	03/30/22	450	451,687
SourceHOV LLC	7.750%	10/31/19	373	345,173
Sungard Availability Services Capital, Inc.	6.000%	03/29/19	333	312,366
Syniverse Holdings, Inc.	4.000%	04/23/19	482	459,024
TransUnion LLC	4.000%	04/09/21	792	790,680
Ultima US Holdings LLC	5.500%	07/02/20	272	271,563
Zebra Technology Corp.	4.750%	10/27/21	771	779,582

				20,934,612

Telecommunications — 3.4%
Communications Sales & Leasing, Inc.	5.000%	10/24/22	775	772,288
Fibertech Networks LLC	4.000%	12/18/19	375	374,747
Global Tel*Link Corp.	5.000%	05/22/20	315	311,019
Level 3 Finance, Inc.	3.500%	05/08/22	250	248,938
Level 3 Finance, Inc.	4.000%	01/15/20	1,000	999,375
Mitel Networks Corp. (Canada)	5.000%	04/29/22	500	503,125
SBA Senior Finance II LLC	3.250%	03/24/21	875	871,111
Securus Technologies Holdings, Inc.	5.250%	04/30/20	375	372,344
XO Communications LLC	4.250%	03/20/21	396	396,000
Zayo Group LLC	3.750%	05/06/21	1,000	998,571

				5,847,518

Transportation — 0.4%
Navios Maritime Partners LP	5.250%	06/27/18	374	374,742
OSG Bulk Ships, Inc.	5.250%	08/05/19	248	248,746

				623,488

TOTAL BANK LOANS (cost $162,719,522)				162,083,042

CORPORATE BONDS — 3.1%
Cable — 0.2%
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	282,500

Chemicals — 0.1%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	170	168,300

Consumer — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	250	235,000

Electric — 0.1%
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19	250	264,375

Foods — 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	363,125

Gaming — 0.3%
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	250	287,500
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	250	266,875

				554,375

Health Care & Pharmaceutical — 1.2%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	500	531,250
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750%	04/15/23	200	192,000
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	500	502,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	700	763,000

				1,988,750

Media & Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	255,000

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	365,750

Retailers — 0.1%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250%	06/15/21	100	108,250

Technology — 0.5%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	341,960
Infor US, Inc., Gtd. Notes, 144A (original cost $434,563; purchased 04/09/15)(b)(c)	6.500%	05/15/22	425	441,532

				783,492

TOTAL CORPORATE BONDS (cost $5,310,746)				5,368,917

TOTAL LONG-TERM INVESTMENTS (cost $170,011,601)				169,439,079

SHORT-TERM INVESTMENT — 22.0%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $37,713,617)(d)			37,713,617	37,713,617

TOTAL INVESTMENTS 120.6% (cost $207,725,218)(e)				207,152,696
Liabilities in excess of other assets — (20.6)%				(35,446,969)

NET ASSETS — 100.0%				$171,705,727

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2015.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $533,181. The aggregate value of $549,782 is approximately 0.3% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$207,650,542

Appreciation	932,252
Depreciation	(1,430,098)

Net Unrealized Depreciation	$(497,846)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,987,120	$—
Bank Loans	—	142,611,958	19,471,084
Corporate Bonds	—	5,368,917	—
Affiliated Money Market Mutual Fund	37,713,617	—	—

Total	$37,713,617	$149,967,995	$19,471,084

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/15	$11,916,236
Realized gain (loss)	10,729
Change in unrealized appreciation (depreciation)*	(145,263)
Purchases	9,466,207
Sales	(955,264)
Accrued discount/premium	1,294
Transfers into Level 3	4,294,600
Transfers out of Level 3	(5,117,455)

Balance as of 5/31/15	$19,471,084

*	Of which, $95,127 was included relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of May 31, 2015	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$19,471,084	Market Approach	Single Broker Indicative Quote	$89.50 - $101.00 ($99.53)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$(5,117,455)	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	4,294,600	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.9%
ASSET-BACKED SECURITIES — 2.7%
Collateralized Loan Obligations — 2.5%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.874	%(a)	10/17/26	1,250	$1,251,452
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	1.550	%(a)	04/22/27	1,000	994,252
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.670	%(a)	01/17/26	500	496,178
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	1.697	%(a)	07/25/26	2,250	2,237,354
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.755	%(a)	04/15/26	2,500	2,502,036
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.745	%(a)	04/15/26	500	498,403
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	1.781	%(a)	05/21/27	750	750,288
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.885	%(a)	04/20/26	3,750	3,740,311

					12,470,274

Non-Residential Mortgage-Backed Security — 0.2%
Madison Park Funding X Ltd., Series 2012-10A, Class A1A, 144A	1.645	%(a)	01/20/25	750	747,413

TOTAL ASSET-BACKED SECURITIES (cost $13,224,250)					13,217,687

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.3%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	280	282,284
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,992,998
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.455	%(a)	02/15/39	300	307,474
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%		02/25/22	270	277,660
Fannie Mae-ACES, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,256,796
Fannie Mae-ACES, Series 2013-M3, Class X1, I/O	4.023	%(a)	02/25/16	1,070	4,896
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513%		12/25/23	3,950	4,244,374
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	561,230
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,308,205
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,098,900
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.643	%(a)	06/25/20	27,951	1,761,020
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.728	%(a)	03/25/22	27,052	2,558,083
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.461	%(a)	05/25/22	15,034	1,233,685
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.500	%(a)	06/25/22	16,316	1,383,238
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	5,125	5,221,324

FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.897	%(a)	10/25/22	41,676	2,229,433
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,484,454
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	6,400	6,825,517
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	5,100	5,421,106
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	6,400	6,687,405
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	7,800	8,416,333
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.613	%(a)	08/25/16	5,328	76,134

FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.776	%(a)	05/25/19	13,168	787,635
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.704	%(a)	07/25/19	12,752	742,925
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	6,400	6,499,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.774	%(a)	06/15/49	1,267	1,281,278
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,000	1,000,294
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	2,500	2,609,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	1,010,691
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284	%(a)	09/15/42	1,192	1,200,371
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,434,075
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	1,313	1,314,576
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	2,000	2,037,366
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.712	%(a)	05/15/43	3,000	3,085,419

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $93,750,631)					94,635,810

FOREIGN GOVERNMENT AGENCY OBLIGATION — 0.2%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,165,946)	3.150%		07/24/24	1,170	1,200,730

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.805	%(a)	10/25/28	136	129,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.517	%(a)	02/25/34	584	580,223

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $721,932)					709,952

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.2%
Small Business Administration Participation Certificates, Series 1995-20L, Class 1, U.S. Govt. Gtd. Notes	6.450%		12/01/15	204	206,356
Small Business Administration Participation Certificates, Series 1996-20H, Class 1, U.S. Govt. Gtd. Notes	7.250%		08/01/16	235	241,525
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, U.S. Govt. Gtd. Notes	6.950%		11/01/16	179	185,764
Small Business Administration Participation Certificates, Series 1997-20A, Class 1, U.S. Govt. Gtd. Notes	7.150%		01/01/17	68	70,590
Small Business Administration Participation Certificates, Series 1998-20I, Class 1, U.S. Govt. Gtd. Notes	6.000%		09/01/18	464	493,075

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $1,151,245)					1,197,310

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.7%
Fannie Mae, Series 2002-57, Class ND	5.500%		09/25/17	235	242,499
Federal Home Loan Mortgage Corp.	0.750%		07/14/17 - 01/12/18	6,925	6,917,783
Federal Home Loan Mortgage Corp.	2.479	%(a)	05/01/34	1,050	1,113,911
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,968	2,013,536
Federal Home Loan Mortgage Corp.(b)	3.000%		TBA	3,000	3,035,742
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 06/01/29	1,798	1,885,961

Federal Home Loan Mortgage Corp.(b)	3.500%		TBA	2,500	2,607,979
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 06/01/42	4,474	4,705,231
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	7,320	7,835,379
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,789	4,120,689
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	4,767	5,339,283
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 01/01/38	605	681,909
Federal Home Loan Mortgage Corp.	6.000%		08/01/32 - 09/01/34	390	445,314
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	449	518,090
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	55	61,979
Federal Home Loan Mortgage Corp.	8.000%		03/01/22 - 08/01/22	30	30,527
Federal Home Loan Mortgage Corp.	8.500%		01/01/17 - 09/01/19	21	20,759
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	13	13,237
Federal Home Loan Mortgage Corp.	11.500%		10/01/19	3	2,842
Federal National Mortgage Association(c)	0.875%		05/21/18	935	930,440
Federal National Mortgage Association(d)	1.500%		06/22/20	5,420	5,393,588
Federal National Mortgage Association	1.625%		01/21/20	4,520	4,536,968
Federal National Mortgage Association	1.875%		02/19/19	135	137,845
Federal National Mortgage Association	2.104	%(a)	04/01/34	429	455,505
Federal National Mortgage Association	2.174	%(a)	07/01/33	2,613	2,764,379
Federal National Mortgage Association	2.207	%(a)	04/01/34	776	825,659
Federal National Mortgage Association	2.259	%(a)	06/01/34	774	825,689
Federal National Mortgage Association(b)	2.500%		TBA	250	255,555
Federal National Mortgage Association	2.625%		09/06/24	2,925	2,991,149
Federal National Mortgage Association	3.000%		01/01/27 - 07/01/43	9,775	10,060,872
Federal National Mortgage Association(b)	3.500%		TBA	27,500	28,663,374
Federal National Mortgage Association(b)	3.500%		TBA	500	530,312
Federal National Mortgage Association	3.500%		09/01/26 - 05/01/42	15,279	16,025,337
Federal National Mortgage Association(b)	4.000%		TBA	4,500	4,805,421
Federal National Mortgage Association	4.000%		09/01/40 - 09/01/44	6,241	6,674,154
Federal National Mortgage Association(c)	4.500%		01/01/20	150	157,658
Federal National Mortgage Association	4.500%		04/01/41	3,252	3,545,182
Federal National Mortgage Association(b)	5.000%		TBA	1,500	1,668,516
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	3,483	3,790,241
Federal National Mortgage Association	5.500%		08/01/15 - 11/01/36	11,370	12,935,313
Federal National Mortgage Association	6.000%		08/01/21 - 05/01/36	3,147	3,587,251
Federal National Mortgage Association	6.500%		11/01/15 - 10/01/37	3,109	3,639,970
Federal National Mortgage Association(c)	6.500%		07/01/32	1,341	1,598,945
Federal National Mortgage Association(c)	7.000%		05/01/24	197	224,002
Federal National Mortgage Association	7.000%		05/01/24 - 02/01/36	971	1,058,962
Federal National Mortgage Association	9.000%		04/01/25	10	11,576
Federal National Mortgage Association	9.500%		01/01/25 - 02/01/25	20	20,978
Financing Corp., FICO STRIPS P/O, Series 4P, Debs.	1.390	%(e)	10/06/17	2,640	2,583,633
Financing Corp., FICO STRIPS P/O, Series D-P, Sec’d. Notes	2.224	%(e)	09/26/19	2,090	1,946,833
Freddie Mac REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	759	790,250

Freddie Mac REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	244	252,421
Freddie Mac REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	1,241	1,286,215
Government National Mortgage Association(b)	3.000%		TBA	4,500	4,606,524
Government National Mortgage Association(b)	3.500%		TBA	4,000	4,190,076
Government National Mortgage Association	3.500%		02/20/45 - 04/20/45	5,937	6,249,697
Government National Mortgage Association	4.000%		02/20/41 - 01/20/45	5,654	6,029,658
Government National Mortgage Association(b)	4.500%		TBA	3,500	3,831,967
Government National Mortgage Association	4.500%		02/20/40 - 03/20/41	4,704	5,157,227
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	2,338	2,629,642
Government National Mortgage Association	5.500%		02/15/34 - 02/15/36	917	1,038,226
Government National Mortgage Association	7.000%		03/15/22 - 02/15/29	1,945	2,080,393
Government National Mortgage Association	7.500%		01/15/23 - 07/15/24	253	269,240
Government National Mortgage Association	8.500%		04/15/25	251	302,995
Government National Mortgage Association	9.500%		09/15/16 - 08/20/21	60	61,261
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,416	1,473,073
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	5,160	5,169,856

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $203,475,893)					209,656,678

U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds(f)	2.500%		02/15/45	845	783,341
U.S. Treasury Bonds	2.750%		11/15/42	6,545	6,387,514
U.S. Treasury Bonds	2.875%		05/15/43	1,610	1,610,377
U.S. Treasury Bonds	4.625%		02/15/40	805	1,068,386
U.S. Treasury Notes(d)	0.625%		02/15/17	6,350	6,358,928
U.S. Treasury Notes	1.000%		03/31/17 - 12/15/17	5,870	5,916,262
U.S. Treasury Notes	1.250%		11/30/18	15,850	15,923,053
U.S. Treasury Notes	1.375%		12/31/18	5,025	5,065,828
U.S. Treasury Notes(f)	1.375%		04/30/20	4,390	4,370,451
U.S. Treasury Notes	1.500%		12/31/18 - 05/31/20	35,050	35,316,436
U.S. Treasury Notes	1.625%		04/30/19	29,250	29,686,468
U.S. Treasury Notes(f)	1.750%		04/30/22	5,035	5,004,709
U.S. Treasury Notes	1.875%		05/31/22	3,915	3,915,000
U.S. Treasury Notes(f)	2.125%		05/15/25	1,120	1,123,325
U.S. Treasury Notes	3.125%		05/15/19	625	670,068
U.S. Treasury Notes	3.375%		05/15/44	365	401,985
U.S. Treasury STRIPS	2.037	%(e)	02/15/22	1,875	1,647,923
U.S. Treasury STRIPS	2.184	%(e)	02/15/28	695	506,335
U.S. Treasury STRIPS	2.241	%(e)	05/15/28	345	249,008
U.S. Treasury STRIPS	2.280	%(e)	02/15/29	345	241,699
U.S. Treasury STRIPS	2.384	%(e)	08/15/21 - 05/15/29	5,780	5,013,065
U.S. Treasury STRIPS	3.076	%(e)	08/15/24	6,700	5,471,555
U.S. Treasury STRIPS, P/O	2.351	%(e)	05/15/43	2,040	882,059
U.S. Treasury STRIPS, P/O	3.413	%(e)	05/15/44	6,215	2,623,519

U.S. Treasury STRIPS, P/O	3.879	%(e)	02/15/44	1,045	444,627

TOTAL U.S. TREASURY OBLIGATIONS (cost $139,354,017)					140,681,921

TOTAL LONG-TERM INVESTMENTS (cost $452,843,914)					461,300,088

SHORT-TERM INVESTMENTS — 19.6%

				Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $14,523,807)(g)				1,596,933	14,915,358
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $81,541,059; includes $11,269,171 of cash collateral for securities on loan)(g)(h)				81,541,059	81,541,059

TOTAL SHORT-TERM INVESTMENTS (cost $96,064,866)					96,456,417

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 113.5% (cost $548,908,780)(i)					557,756,505

	Interest Rate		Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.5)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Association (proceeds received $2,661,328)	4.000%		TBA	2,500	(2,664,502)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 113.0% (cost $546,247,452)(i)					555,092,003
Liabilities in excess of other assets(j) — (13.0)%					(63,738,497)

NET ASSETS 100.0%					$491,353,506

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
AID	Agency for International Development
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2015.

(b)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $51,750,000 is approximately 10.5% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,072,475; cash collateral of $11,269,171 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$551,120,338

Appreciation	9,176,778
Depreciation	(2,540,611)

Net Unrealized Appreciation	$6,636,167

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
80	2 Year U.S.Treasury Notes	Sep. 2015	$17,507,977	$17,508,750	$773
116	5 Year U.S.Treasury Notes	Sep. 2015	13,846,066	13,888,281	42,215
348	10 Year U.S. Treasury Notes	Sep. 2015	44,353,736	44,435,250	81,514
202	U.S. Ultra Treasury Bonds	Sep. 2015	32,208,032	32,376,813	168,781

					293,283

	Short Position:
38	U.S. Long Bonds	Sep. 2015	5,815,247	5,913,750	(98,503)

					$194,780

(1)	U.S. Government Agency obligations with a combined market value of $1,516,410 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at May 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2015.

Interest rate swap agreements outstanding at May 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(20,600)	$—	$(20,600)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(125,071)	—	(125,071)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	166,831	—	166,831	JPMorgan Chase

				$21,160	$—	$21,160

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$22,579	$22,343
100	02/21/16	0.429%	3 Month LIBOR(1)	150	(24)	(174)
11,860	09/17/21	2.358%	3 Month LIBOR(2)	221	385,109	384,888
30,660	10/31/21	1.957%	3 Month LIBOR(1)	(37,504)	(233,076)	(195,572)
12,890	12/31/21	1.799%	3 Month LIBOR(1)	227	63,804	63,577
22,565	12/31/21	1.831%	3 Month LIBOR(1)	68,683	71,106	2,423
16,445	12/31/21	1.950%	3 Month LIBOR(1)	79,795	(69,661)	(149,456)
6,200	01/13/22	2.351%	3 Month LIBOR(1)	188	(190,996)	(191,184)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(286,004)	(286,198)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	165	(98,699)	(98,864)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(901,393)	(901,648)
15,075	08/18/24	2.750%	3 Month LIBOR(2)	185	803,591	803,406
8,000	09/17/24	2.732%	3 Month LIBOR(1)	133	(412,260)	(412,393)
370	09/17/29	3.070%	3 Month LIBOR(2)	13	31,145	31,132

				$112,941	$(814,779)	$(927,720)

A U.S. Treasury obligation and a U.S. Government Agency obligation with a combined market value of $2,548,153 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at May 31, 2015.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,470,274	$—
Non-Residential Mortgage-Backed Security	—	747,413	—
Commercial Mortgage-Backed Securities	—	94,635,810	—
Foreign Government Agency Obligation	—	1,200,730	—
Residential Mortgage-Backed Securities	—	709,952	—
Small Business Administration Agencies	—	1,197,310	—
U.S. Government Agency Obligations	—	209,656,678	—
U.S. Treasury Obligations	—	140,681,921	—
Affiliated Mutual Funds	96,456,417	—	—
U.S. Government Agency Obligation-Security Sold Short	—	(2,664,502)	—
Other Financial Instruments*
Futures Contracts	194,780	—	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	21,160	—
Exchange-traded swap agreements	—	(927,720)	—

Total	$96,651,197	$457,729,026	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Collateralized Loan Obligations
Balance as of February 28, 2015	$3,740,100
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Tranfers out of Level 3	(3,740,100)

Balance as of May 31, 2015	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$3,740,100	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.